Condensed Consolidated and combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 58.2	$ 71.4	$ 143.6	$ 181.2
Other comprehensive (loss) income:
Currency translation adjustments	(23.2)	6.4	(40.1)	30.4
Other comprehensive (loss) income	(23.2)	6.4	(40.1)	30.4
Comprehensive income	35.0	77.8	103.5	211.6
Less: comprehensive income attributable to noncontrolling interest	1.9	1.8	5.9	5.2
Comprehensive income attributable to CDK	$ 33.1	$ 76.0	$ 97.6	$ 206.4